Warrants (Details Narrative)		9 Months Ended		12 Months Ended
	Jul. 27, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) Vehicle $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jun. 30, 2018 $ / shares
Stock compensation expense		$ 257,875	$ 233,125	$ 650,271
Warrant price per share | $ / shares						$ 0.625
Discount on convertible notes		65,217
Proceeds from the issuance of common stock		$ 245,000	704,375	1,244,037	$ 4,138,435
Number of common stock shares issued | shares	9,600,286
Stock issuance costs				196,006
Warrant Exchange Offering [Member]
Warrants to purchase of common stock shares | shares	9,600,000
Warrant price per share | $ / shares						0.625
Cash payment, price per share | $ / shares						0.15
Proceeds from the issuance of common stock	$ 1,440,043
Number of common stock shares issued | shares	9,600,286
Stock issuance costs	$ 196,006
Proceeds from issuance of common stock, net of issuance costs	$ 1,244,037
Warrant Exchange Offering [Member] | Investment Bankers [Member]
Warrants to purchase of common stock shares | shares	315,010
Warrant price per share | $ / shares	$ 0.21
Convertible Note Warrants [Member]
Warrants to purchase of common stock shares | shares		2,300,000
Warrants, term		5 years
Discount on convertible notes		$ 141,435
Convertible Note Warrants [Member] | Minimum [Member]
Warrant price per share | $ / shares		$ 0.12
Convertible Note Warrants [Member] | Maximum [Member]
Warrant price per share | $ / shares		$ 0.20
Warrant [Member]
Stock compensation expense				$ 0	$ 0
Warrants to purchase of common stock shares | shares	9,600,000			101,984	392,047
Warrant price per share | $ / shares						$ 0.625
Warrants expired | shares		18,405,496		101,984	392,047
Expected Dividend Yield [Member]
Warrants, measurement input | Vehicle		0.00